Cover	Oct. 28, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2025
Entity File Number	001-38910
Entity Registrant Name	Tectonic Financial, Inc.
Entity Central Index Key	0001766526
Entity Tax Identification Number	82-0764846
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	16200 Dallas Parkway
Entity Address, Address Line Two	Suite 190
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75248
City Area Code	972
Local Phone Number	720-9000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Series B preferred stock, par value $0.01 per share
Trading Symbol	TECTP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false